Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2023	$ 92,676	$ 1,736	$ 17,620	$ (3,465)	$ 54,896	$ (31,155)	$ 42,215	$ 81,848	$ 10,828
Profit of the period	3,236						2,564	2,564	672
Other comprehensive income/(loss)	(4,721)					(4,232)		(4,232)	(488)
Total comprehensive income/(loss)	(1,485)					(4,232)	2,564	(1,668)	184
Dividends	(2,173)						(1,764)	(1,764)	(410)
Treasury shares	(792)			(692)			(100)	(792)
Share-based payments	281				265			265	16
Hyperinflation monetary adjustments	797						492	492	305
Scope and other changes	(62)						136	136	(198)
Ending balance at Jun. 30, 2024	89,241	1,736	17,620	(4,158)	55,161	(35,387)	43,543	78,517	10,725
Beginning balance at Dec. 31, 2024	88,700	1,736	17,620	(3,886)	55,391	(39,201)	46,577	78,237	10,463
Profit of the period	4,568						3,824	3,824	744
Other comprehensive income/(loss)	2,620					2,439		2,439	181
Total comprehensive income/(loss)	7,187					2,439	3,824	6,263	925
Dividends	(2,799)						(2,145)	(2,145)	(654)
Treasury shares	(1,717)			(1,138)			(579)	(1,717)
Share-based payments	78				69			69	8
Hyperinflation monetary adjustments	251						155	155	96
Scope and other changes	(285)						(190)	(190)	(95)
Ending balance at Jun. 30, 2025	$ 91,414	$ 1,736	$ 17,620	$ (5,024)	$ 55,460	$ (36,762)	$ 47,641	$ 80,671	$ 10,743